Expense Example - iShares iBonds Dec 2023 Term Muni Bond ETF - iShares iBonds Dec 2023 Term Muni Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 18
Maturity	$ 54